Offerings - Offering: 1	Aug. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value of NIS 0.0000769
Amount Registered | shares	134,803,910
Proposed Maximum Offering Price per Unit	2.89
Maximum Aggregate Offering Price	$ 389,583,299.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 53,801.45
Offering Note	a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional ordinary shares, par value of NIS 0.0000769 (“ordinary shares”), of Entera Bio Ltd., that may be offered or become issuable by reason of any share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding ordinary shares.

b. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high and low sales prices of an ordinary share as reported on the Nasdaq Capital Market on August 18, 2026.

c. Representing 134,803,910 ordinary shares, including 11,842,695 ordinary shares issuable upon exercise of certain issued and outstanding warrants.